Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.76%
Argentina–0.24%
MercadoLibre, Inc.(a)	117	$183,538
Australia–5.70%
Ansell Ltd.	51,101	1,474,982
Australia & New Zealand Banking Group Ltd.	81,284	1,655,407
Treasury Wine Estates Ltd.	131,622	1,153,062
		4,283,451
Austria–2.53%
ams AG(a)	44,558	852,117
Wienerberger AG	25,665	1,048,856
		1,900,973
Brazil–0.85%
Yara International ASA	12,129	638,770
Canada–1.64%
CAE, Inc.(a)	40,513	1,236,238
China–6.29%
Alibaba Group Holding Ltd., ADR(a)	9,942	1,940,579
Autohome, Inc., ADR	8,969	406,296
Prosus N.V.(a)	26,851	2,382,583
		4,729,458
Denmark–2.64%
NKT A/S(a)	14,779	702,122
Vestas Wind Systems A/S	34,826	1,284,121
		1,986,243
France–7.21%
Cie Plastic Omnium S.A.	29,403	934,175
Sanofi	12,166	1,253,683
TotalEnergies SE	43,949	1,916,416
Veolia Environnement S.A.	40,026	1,315,101
		5,419,375
Germany–8.40%
Deutsche Telekom AG	56,369	1,171,155
HUGO BOSS AG	11,058	663,184
Infineon Technologies AG	27,465	1,047,216
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	7,061	1,909,577
Nordex SE(a)	43,354	834,097
Siemens Energy AG(a)	25,292	688,487
		6,313,716
Hong Kong–1.74%
AIA Group Ltd.	108,800	1,305,096
India–2.34%
Fairfax India Holdings Corp.(a)(b)	58,251	768,913
Housing Development Finance Corp. Ltd.	30,149	993,433
		1,762,346
Shares		Value
Italy–1.47%
Enel S.p.A.	119,671	$1,105,016
Japan–19.08%
ASKUL Corp.	35,400	536,690
FANUC Corp.	3,500	783,867
Hitachi Ltd.	39,300	2,257,024
Hoya Corp.	10,500	1,482,507
KDDI Corp.	38,000	1,159,689
Koito Manufacturing Co. Ltd.	16,000	978,683
Shin-Etsu Chemical Co. Ltd.	7,100	1,158,511
SoftBank Group Corp.	10,700	672,444
Sony Group Corp.	12,000	1,252,575
Toyota Motor Corp.	25,200	2,263,148
Yakult Honsha Co. Ltd.	30,400	1,796,819
		14,341,957
Netherlands–5.39%
AMG Advanced Metallurgical Group N.V.	16,890	528,581
Heineken Holding N.V.	11,180	1,101,194
Koninklijke Ahold Delhaize N.V.	36,485	1,134,421
Signify N.V.	23,041	1,290,676
		4,054,872
Singapore–1.61%
DBS Group Holdings Ltd.	53,760	1,206,463
Spain–5.52%
Bankinter S.A.	274,871	1,498,725
Iberdrola S.A.	173,572	2,092,374
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	274,871	554,894
		4,145,993
Sweden–3.30%
Elekta AB, Class B	40,804	595,171
SkiStar AB(a)	42,327	791,140
Volvo AB, Class B	46,529	1,097,350
		2,483,661
Switzerland–9.32%
ALSO Holding AG	5,365	1,649,628
Burckhardt Compression Holding AG	1,441	565,630
Meyer Burger Technology AG(a)	886,697	458,199
Novartis AG, ADR	15,013	1,387,051
Roche Holding AG	7,626	2,948,992
		7,009,500
United Kingdom–12.21%
AstraZeneca PLC	10,785	1,238,639
BP PLC	651,363	2,611,516
Experian PLC	21,311	938,111
Just Eat Takeaway.com N.V.(a)(b)	11,914	1,056,345
National Express Group PLC(a)	344,256	1,300,668
Prudential PLC	36,803	691,768
Reckitt Benckiser Group PLC	8,259	633,879
WH Smith PLC(a)	31,603	711,797
		9,182,723

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
United States–1.28%
Stellantis N.V.	50,000	$961,658
Total Common Stocks & Other Equity Interests (Cost $62,768,441)		74,251,047
Money Market Funds–0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	76,456	76,456
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	51,166	51,166
Total Money Market Funds (Cost $127,622)		127,622
TOTAL INVESTMENTS IN SECURITIES—98.93% (Cost $62,896,063)		74,378,669
OTHER ASSETS LESS LIABILITIES–1.07%		804,764
NET ASSETS–100.00%		$75,183,433
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $1,825,258, which represented 2.43% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,738,161	$(8,661,705)	$-	$-	$76,456	$38
Invesco Treasury Portfolio, Institutional Class	-	5,825,440	(5,774,274)	-	-	51,166	10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	230,700	3,668,007	(3,898,707)	-	-	-	26*
Invesco Private Prime Fund	345,000	6,616,152	(6,961,152)	-	-	-	330*
Total	$575,700	$24,847,760	$(25,295,838)	$-	$-	$127,622	$404

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$183,538	$—	$—	$183,538
Australia	—	4,283,451	—	4,283,451
Austria	—	1,900,973	—	1,900,973
Brazil	—	638,770	—	638,770
Canada	1,236,238	—	—	1,236,238
China	2,346,875	2,382,583	—	4,729,458
Denmark	—	1,986,243	—	1,986,243
France	—	5,419,375	—	5,419,375
Germany	—	6,313,716	—	6,313,716
Hong Kong	—	1,305,096	—	1,305,096
India	768,913	993,433	—	1,762,346
Italy	—	1,105,016	—	1,105,016
Japan	—	14,341,957	—	14,341,957
Netherlands	—	4,054,872	—	4,054,872
Singapore	—	1,206,463	—	1,206,463
Spain	—	4,145,993	—	4,145,993
Sweden	—	2,483,661	—	2,483,661
Switzerland	1,387,051	5,622,449	—	7,009,500
United Kingdom	—	9,182,723	—	9,182,723
United States	—	961,658	—	961,658
Money Market Funds	127,622	—	—	127,622
Total Investments	$6,050,237	$68,328,432	$—	$74,378,669
Invesco International Core Equity Fund